Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of loss per share
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2021, 2020, and 2019 are as follows (in thousands, except per share data):

	Years Ended December 31,
	2021	2020	2019
Numerator:
Loss attributable to common stockholders—basic and diluted	$(103,194)	$(4,645)	$(6,913)
Denominator:
Weighted average shares outstanding—basic and diluted	79,964	66,637	66,637
Loss per share:
Basic and diluted	$(1.29)	$(0.07)	$(0.10)

Schedule of antidilutive securities excluded from the computation of earnings per share
The following outstanding common stock equivalents were either considered antidilutive or were contingently issuable upon the resolution of their contingencies, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (in thousands):

	Years Ended December 31,
	2021	2020	2019
Earn-Out Shares	5,000	—	—
Lock-Up Shares	2,544	—	—
Finders Agreement Shares (1)	1,644	—	—
Warrants to purchase common stock	13,333	—	—
RSUs	4,981	—	—
PSUs	1,612	—	—

Total	29,114	—	—

(1)
Represents 1,643,750 Class A common stock to be issued only if the price of Class A common stock trading on Nasdaq exceeds certain thresholds during the seven-year period beginning June 18, 2021 through June 18, 2028, pursuant to the terms of the Finders Agreement. No contingent consideration shares were issued during the year ended December 31, 2021.